Filed Pursuant to Rule 497(e)

File No. 333-238109

GABELLI ETFs TRUST

Gabelli Growth Innovators ETF (the “Growth Innovators Fund”)

Gabelli Love Our Planet & People ETF (the “Love Our Planet Fund”)

Gabelli Commercial Aerospace & Defense ETF (the “Aerospace and Defense Fund”)

Gabelli Financial Services Opportunities ETF (the “Financial Services Fund”)

Gabelli High Income ETF (the “High Income Fund”)

Keeley Dividend ETF (the “Dividend Fund”)

Gabelli Opportunities in Live and Sports ETF (the “Sports Fund”)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated July 8, 2026, to the Funds’ Statutory Prospectus (the “Prospectus”) and
Statement of Additional Information (the “SAI”), each dated April 30, 2026

This supplement amends certain information in the Funds’ Prospectus and SAI. Unless otherwise indicated, all other information included in the Prospectus, or any previous supplements thereto, that is not inconsistent with the information set forth in this supplement, remains unchanged. Capitalized terms not otherwise defined in this supplement have the same meaning as in the Prospectus.

The Gabelli Global Technology Leaders ETF is now offered in a separate prospectus and statement of additional information, each dated April 30, 2026, as supplemented July 6, 2026. Accordingly, all references to the Gabelli Global Technology Leaders ETF are hereby removed from the Funds’ Prospectus and SAI.

The information below is added at the end of the section titled “PRICING OF FUND SHARES”:

The tables below present information about the differences between the daily market price on secondary markets for shares of each Fund and the Fund’s NAV. NAV is the price at which a Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The market price of a Fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of a Fund are listed for trading, as of the time that the Fund’s NAV is calculated. A Fund’s market price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the value of its portfolio holdings. The market price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and market price of a Fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the number of days that the market price of each Fund’s shares was greater than the Fund’s NAV (i.e., at a premium) and the number of days it was less than the Fund’s NAV (i.e., at a discount) for the most recently completed calendar year and the two most recently completed calendar quarters since that year (or for the period since a Fund’s commencement of operations, if shorter).

Because shares of a Fund may trade at a premium or discount, shareholders may pay more than NAV when they buy shares of the Fund and receive less than NAV when they sell those shares, because the shares are bought and sold at current market prices. The data presented below represents past performance and cannot be used to predict future results.

Growth Innovators Fund

Premium/Discount	# of Days	% of Days
Fiscal Year Ended December 31, 2025
Premium	229	91.60%
Discount	21	8.40%

Q1 2026
Premium	23	37.70%
Discount	38	62.30%

Q2 2026
Premium	7	11.29%
Discount	55	88.71%

Love Our Planet Fund

Premium/Discount	# of Days	% of Days
Fiscal Year Ended December 31, 2025
Premium	163	65.20%
Discount	87	34.80%

Q1 2026
Premium	31	50.82%
Discount	30	49.18%

Q2 2026
Premium	48	77.42%
Discount	14	22.58%

Financial Services Opportunities Fund

Premium/Discount	# of Days	% of Days
Fiscal Year Ended December 31, 2025
Premium	142	56.80%
Discount	108	43.20%

Q1 2026
Premium	52	85.25%
Discount	9	14.75%

Q2 2026
Premium	47	75.81%
Discount	15	24.19%

Aerospace and Defense Fund

Premium/Discount	# of Days	% of Days
Fiscal Year Ended December 31, 2025
Premium	241	96.40%
Discount	9	3.60%

Q1 2026
Premium	36	59.02%
Discount	25	40.98%

Q2 2026
Premium	50	80.65%
Discount	12	19.35%

High Income Fund

Premium/Discount	# of Days	% of Days
November 17, 2025, through December 31, 2025
Premium	31	100.00%
Discount	0	0.00%

Q1 2026
Premium	61	100.00%
Discount	0	0.00%

Q2 2026
Premium	62	100.00%
Discount	0	0.00%

Dividend Fund

Premium/Discount	# of Days	% of Days
December 8, 2025, through December 31, 2025
Premium	17	100.00%
Discount	0	0.00%

Q1 2026
Premium	55	90.16%
Discount	6	9.84%

Q2 2026
Premium	34	54.84%
Discount	28	45.16%

Sports Fund

Premium/Discount	# of Days	% of Days
Q1 2026
Premium	60	98.36%
Discount	1	1.64%

Q2 2026
Premium	61	98.39%
Discount	1	1.61%

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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